SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS (Details) (Allowance for doubtful accounts-accounts receivable, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance for doubtful accounts-accounts receivable
Changes in allowance for doubtful accounts during the period
Balance at Beginning of Period	$ 4,732	$ 4,375	$ 3,799
Charged to Costs and Expenses	4,145	869	1,860
Recoveries	9
Write Offs	(1,772)	(512)	(1,284)
Balance at End of Period	$ 7,114	$ 4,732	$ 4,375